AllianzGI Focused Growth Fund
AllianzGI Focused Growth Fund

ALLIANZ FUNDS

Supplement Dated January 1, 2017

to the Statutory Prospectus for Class A, Class C, Class R, Institutional Class,

Class R6, Class P and Administrative Class Shares of Allianz Funds

Dated August 29, 2016 (as revised October 1, 2016) (as supplemented thereafter)

Disclosure Relating to AllianzGI Focused Growth Fund (the “Fund”)

At its December 15-16, 2016 meeting, the Board of Trustees of Allianz Funds (the “Trust”) approved an amendment to the existing Fee Waiver Agreement between the Trust and Allianz Global Investors U.S. LLC (the “Adviser”). Pursuant to the amendment, the Adviser has contractually agreed to waive certain fees with respect to the Fund as detailed in the revised disclosure below.

Within the Fund Summary relating to the Fund in its statutory prospectus, the fee tables and expense examples under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI Focused Growth Fund		A	C	R	Institutional	R6	P	Administrative
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI Focused Growth Fund		A	C	R	Institutional	R6	P	Administrative
Management Fees		0.85%	0.85%	0.85%	0.75%	0.70%	0.85%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none	none	0.25%
Other Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.11%	1.86%	1.36%	0.76%	0.71%	0.86%	1.01%
Expense Reductions	[1]	(0.12%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	0.99%	1.76%	1.26%	0.66%	0.61%	0.76%	0.91%
[1]	Effective January 1, 2017, AllianzGI U.S. has contractually agreed to observe, through December 31, 2017, (i) an irrevocable waiver of a portion of its advisory fees ("Management Fees" in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.10%, and (ii) an irrevocable waiver of a portion of its administration fees for Class A shares, which reduces the contractual fee rate by 0.02%.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI Focused Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	645	872	1,117	1,817
C	279	575	997	2,172
R	128	421	735	1,626
Institutional	67	233	413	933
R6	62	217	385	873
P	78	264	467	1,052
Administrative	93	312	548	1,227

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI Focused Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
A	645	872	1,117	1,817
C	179	575	997	2,172
R	128	421	735	1,626
Institutional	67	233	413	933
R6	62	217	385	873
P	78	264	467	1,052
Administrative	93	312	548	1,227

Please retain this Supplement for future reference.